iShares®

iShares Trust

Supplement dated October 20, 2025

to the currently effective Prospectus and Statement of Additional Information (the “SAI”) for

the iShares® iBonds® Oct 2025 Term TIPS ETF* (IBIB) (the “Fund”)

*The iShares iBonds Oct 2025 Term TIPS ETF may also conduct business as the iBonds Oct 2025 Term TIPS ETF.

The Fund has liquidated effective October 20, 2025. All references to the Fund in its Prospectus and SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

IS-A-IBIB-1025

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE